Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2023
Shareholders Equity Deficit [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 9 — SHAREHOLDERS’ EQUITY (DEFICIT):

A. SHARE CAPITAL

The Ordinary Shares entitle their holders: to receive notices of, and to attend, general meetings where each Ordinary Share shall have one vote for all purposes; to share distributions as may be declared by the Board of Directors of the Company and approved by the shareholders, if required; and, upon liquidation or dissolution — to participate in the distribution of the assets of the Company after payment of all debts and other liabilities of the Company, in accordance with the terms of the Company’s Articles of Association (the “Articles of Association”). In January 2024 the Company increased the number of authorized ordinary shares (See Note 16A).

B. PRIVATE PLACEMENT

On October 26, 2023, the Company entered into the PIPE with certain accredited investors for aggregate gross proceeds of approximately $5.1 million, before deducting fees to the placement agent and other expenses payable by the Company (the “issuance expenses”) of $975,811. The PIPE closed on October 30, 2023.

As part of the PIPE, the Company issued an aggregate of (i) 1,136,364 Ordinary Shares, (ii) 3,500,000 pre-funded warrants each to purchase one Ordinary Share at an exercise price of $0.005 and, (iii)  series B warrants convertible into an aggregate of up to 140,373 Ordinary Shares at an exercise price $0.005 (following the end of an adjustment period as further described below). The pre-funded warrants are exercisable as of December 31, 2023 and will not expire until exercised in full.

Additionally, the Company issued 4,636,364 series A warrants each to purchase one Ordinary Share at an exercise price of $1.10 per Ordinary Share (subject to customary adjustments and certain anti-dilution adjustments), and were immediately exercisable for a period of 5.5 years from the date of issuance.

The number of Ordinary Shares issuable under the series B warrant was initially subject to an adjustment determined by the trading price of the Ordinary Shares following the effectiveness of a resale registration statement (the “Resale Registration Statement”) (see below) that the Company undertook to file, subject to a pricing floor of $0.50 per Ordinary Share, such that the maximum number of Ordinary Shares underlying the series B warrants would have been be an aggregate of 5,563,638 shares.

Following the effectiveness of the Resale Registration Statement, on December 14, 2023, the number of Ordinary Shares underlying the series B warrants was adjusted to an aggregate of 140,373 Shares. Subsequent to such adjustment, the series B warrants have substantially the same terms as the pre-funded warrants.

During December 2023, certain warrant holders exercised 2,894,548 pre-funded warrants and 8,257 series B warrants via a cashless exercise mechanism for which they received 2,876,957 and 8,217 Ordinary Shares respectively. As of December 31, 2023, the remaining outstanding pre-funded, series A and series B warrants were 605,452, 4,636,364 and 132,116, respectively.

The series A warrants have certain features that preclude equity classification; therefore, the series A warrants were accounted for as derivate warrant liabilities recorded at fair value (See note 11A).

The PIPE proceeds were first allocated to the derivative warrant liabilities based on its fair value of $1,287,173 at the date of issuance with the remaining proceeds allocated to the equity instruments in the amount of $3,795,338, prior to the allocation of issuance expenses ($3,066,656 net of issuance expenses).

The Company expensed a portion of the issuance expenses attributable to the derivative warrant liabilities. Such portion which amounted to $247,129 was determined based on the proportion of the fair value of the derivative warrant liabilities on the issuance date to gross proceeds from the PIPE and recorded in the statement of comprehensive loss for the year ended December 31, 2023.

C. IPO

On July 31, 2023, the Company issued and sold in connection with the closing of the IPO 1,950,000 Ordinary Shares at a price to the public of $4.00 per share. In addition, the Company granted the underwriters a 45-day option to purchase up to 292,500 additional ordinary shares at the initial price to the public, less underwriting discounts and commissions, to cover over-allotments. The 45-day option was not exercised by the underwriters.

In connection with the IPO, the Company received gross proceeds of approximately $7.8 million before deducting underwriting discounts and commissions and before offering expenses ($5.8 million net proceeds after deducting approximately $0.8 million of underwriting discounts and commissions and approximately $1.2 million of other offering costs).

The Ordinary Shares were approved for listing on the Nasdaq Capital Market and commenced trading under the symbol “PRZO” on July 27, 2023.

In connection with the closing of the IPO, the following transactions took place:

1)	All of the SAFEs representing an aggregate amount of $1,514,928 were converted into 504,976 Ordinary Shares of the Company. The fair value of the SAFEs prior to the conversion was $2,019,904. See Note 7 above.

2)	The Company issued warrants to the underwriters to purchase up to an aggregate of 97,500 Ordinary Shares at an exercise price of $5.00 per share, exercisable during the five-year period commencing on the date that is six months from July 31, 2023. The fair value of the warrants issued to the underwriters of $93,600 was accounted for as an issuance cost charged to equity.

3)	The Company repaid the used credit facility received from a related party in an aggregate amount of $745 thousand. See Note 13.

4)

During 2022, the Company entered into a consulting agreement with two consultants by which the Company would issue 179,510 warrants to each consultant upon the consummation of a qualified equity transaction. Each whole warrant would be exercisable to purchase one Ordinary Share of the Company, at an exercise price equal to the par value of the Company’s Ordinary Shares (NIS 0.02 or approximately $0.00555 per Ordinary Share), which may be paid also via cashless exercise at any time after the six-month anniversary of the grant date exercisable until August 9, 2028. The warrants were issued upon the consummation of the IPO and were fully vested on the issuance date and are exercisable at any time and from time to time, in whole or in part for a period of five years from the date of their grant. Considering the de-minimis exercise price, the fair values of the warrants were determined, taking into consideration the ordinary share price on the grant date and likelihood of attaining the performance condition.

The total grant date fair value of the warrants was $387,660 thousand which was fully expensed upon the completion of the IPO.

Total stock-based compensation expenses for the period ended December 31, 2022 was $91,377 of which $39,091 was capitalized within deferred initial public offering cost. For the year ended December 31, 2023, the Company incurred $296,283 of stock-based compensation expenses that was recorded as an issuance cost within shareholders’ equity net of the IPO proceeds.

5)	The Company issued to its advisor 144,606 warrants, with each whole warrant exercisable for one Ordinary Share at an exercise price of $1.275 per Ordinary Share. Each whole warrant is exercisable to purchase one Ordinary Share of the Company, which may be paid also via cashless exercise at any time after the six-month anniversary of the grant date, exercisable until September 20, 2028. The fair value of the warrants of $85,318 was recorded as an issuance cost

D. On October 2, 2022, the Board of Directors of the Company approved the issuance of 672,691 bonus Ordinary Shares to the holders of the Company’s Ordinary Shares on a basis of 0.23 bonus shares for each Ordinary Share outstanding (equivalent to a 1.23-for-1 forward share split of the Company’s Ordinary Shares effected through the amendment to the Company’s Articles of Association. All share amounts and instruments convertible into common shares prior to the date of the share split have been retroactively restated for all periods presented.

E. On September 25, 2022, the Company’s shareholders meeting approved the increase of the registered share capital of the Company by NIS 400,000, consisting of 20,000,000 Ordinary Shares, effective as of immediately before the IPO, such that immediately following such increase, the registered share capital of the Company was NIS 500,000 consisting of 25,000,000 Ordinary Shares of the Company.

F. On June 26, 2022, the shareholders of the Company approved a 1-for-2 reverse stock split of the Company’s Ordinary Shares, pursuant to which holders of Ordinary Shares received one Ordinary Share, par value NIS 0.02, for every two ordinary shares, par value NIS 0.01, held before the reverse stock split. All share amounts and instruments convertible into Ordinary Shares prior to the date of the reverse share split have been retroactively restated for all periods presented.

G. On May 23, 2022, the Board of Directors of the Company approved the issuance of 4,178,206 bonus Ordinary Shares to the holders of our Ordinary Shares on a basis of 2.5 bonus Ordinary Shares for each Ordinary Share outstanding (equivalent to a 3.5-for-1 forward share split of the Company’s Ordinary Shares) effected through the amendment to the Company’s Articles of Association. All share amounts and instruments convertible into Ordinary Shares prior to the date of the share split have been retroactively restated for all periods presented.

H. On January 28, 2022, the Company issued 3,237,700 Ordinary Shares as part of the debt settlement with the Former Parent Company. See Note 12B.